UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06378

Templeton Developing Markets Trust

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end: 12/31

Date of reporting period: 9/30/14

Item 1. Schedule of Investments.

Templeton Developing Markets Trust

Statement of Investments, September 30, 2014 (unaudited)

	Industry	Shares	Value
Common Stocks 92.5%
Argentina 0.1%
[a]Grupo Clarin SA, B, GDR, Reg S	Media	314,942	$2,612,444

Australia 0.4%
BHP Billiton Ltd.	Metals & Mining	243,992	7,235,553

Austria 0.2%
OMV AG	Oil, Gas & Consumable Fuels	94,840	3,191,363

Belgium 3.2%
Anheuser-Busch InBev NV	Beverages	538,060	59,878,950

Brazil 7.1%
Ambev SA	Beverages	4,163,485	27,285,924
Itau Unibanco Holding SA, ADR	Banks	4,785,290	66,419,825
M Dias Branco SA	Food Products	508,600	20,285,815
Souza Cruz SA	Tobacco	2,208,096	17,773,030
			131,764,594
Chile 0.6%
Sociedad Quimica Y Minera de Chile SA Soquimich, ADR	Chemicals	418,085	10,928,742

China 17.0%
[b,c]Aluminum Corp. of China Ltd., H	Metals & Mining	7,020,000	2,856,948
Angang Steel Co. Ltd., H	Metals & Mining	16,540,000	10,480,421
Brilliance China Automotive Holdings Ltd.	Automobiles	42,996,900	74,867,262
China Construction Bank Corp., H	Banks	27,499,700	19,302,012
China Mobile Ltd.	Wireless Telecommunication
	Services	2,380,500	27,485,054
China Petroleum and Chemical Corp., H	Oil, Gas & Consumable Fuels	17,270,000	15,124,442
[b]China Shipping Development Co. Ltd., H	Marine	36,779,600	23,068,219
Industrial and Commercial Bank of China Ltd., H	Banks	30,715,800	19,106,761
NetEase Inc., ADR	Internet Software & Services	153,900	13,183,074
PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	31,171,800	39,945,060
Tencent Holdings Ltd.	Internet Software & Services	3,632,000	53,932,837
Yanzhou Coal Mining Co. Ltd., H	Oil, Gas & Consumable Fuels	19,312,000	15,868,141
			315,220,231
Greece 0.3%
[b]National Bank of Greece SA	Banks	2,054,515	6,019,581

Hong Kong 0.6%
Dairy Farm International Holdings Ltd.	Food & Staples Retailing	818,062	7,796,131
Giordano International Ltd.	Specialty Retail	6,068,200	3,282,368
			11,078,499
India 9.5%
Biocon Ltd.	Biotechnology	1,482,751	11,921,376
Dr. Reddy's Laboratories Ltd.	Pharmaceuticals	298,129	15,535,293
Infosys Ltd.	IT Services	291,600	17,643,118
Tata Consultancy Services Ltd.	IT Services	1,922,567	84,991,491
Tata Motors Ltd.	Automobiles	5,657,000	45,916,318
			176,007,596
Indonesia 3.0%
Astra International Tbk PT	Automobiles	56,654,500	32,779,173
Bank Danamon Indonesia Tbk PT	Banks	16,935,000	5,427,261
Semen Indonesia (Persero) Tbk PT	Construction Materials	13,516,500	17,110,547
			55,316,981
Kenya 0.9%
Equity Bank Ltd.	Banks	11,685,834	6,743,086

Quarterly Statement of Investments | See Notes to Statement of Investments.

Templeton Developing Markets Trust

Statement of Investments, September 30, 2014 (unaudited) (continued)

Kenya Commercial Bank Ltd.	Banks	14,258,600	9,345,973
			16,089,059
Nigeria 0.4%
Nigerian Breweries PLC	Beverages	6,420,972	6,903,427

Pakistan 0.6%
United Bank Ltd.	Banks	6,429,900	11,844,553

Peru 0.4%
Compania de Minas Buenaventura SA, ADR	Metals & Mining	682,764	7,906,407

Philippines 1.6%
Ayala Corp.	Diversified Financial Services	859,110	14,138,583
[b]Bloomberry Resorts Corp.	Hotels, Restaurants & Leisure	39,760,300	11,919,690
[b]Melco Crown Philippines Resorts Corp.	Hotels, Restaurants & Leisure	15,107,200	4,434,895
			30,493,168
Qatar 3.4%
Industries Qatar QSC	Industrial Conglomerates	1,247,739	63,793,350

Romania 0.1%
[d]Societatea Nationala de Gaze Naturale ROMGAZ SA, 144A	Oil, Gas & Consumable Fuels	203,480	2,097,402

Russia 6.9%
Gazprom OAO, ADR	Oil, Gas & Consumable Fuels	2,329,500	16,399,680
[e]LUKOIL Holdings, ADR	Oil, Gas & Consumable Fuels	254,629	12,986,079
[e]LUKOIL Holdings, ADR, (London Stock Exchange)	Oil, Gas & Consumable Fuels	52,129	2,658,579
[a,b]Mail.ru Group Ltd., GDR, Reg S	Internet Software & Services	298,167	8,381,474
Mining and Metallurgical Co. Norilsk Nickel OJSC, ADR	Metals & Mining	2,363,300	44,075,545
[a]O'Key Group SA, GDR, Reg S	Food & Staples Retailing	588,616	4,296,897
[b]Yandex NV, A	Internet Software & Services	1,455,644	40,459,625
			129,257,879
South Africa 9.1%
Kumba Iron Ore Ltd.	Metals & Mining	135,052	3,189,386
MTN Group Ltd.	Wireless Telecommunication
	Services	771,700	16,295,547
Naspers Ltd., N	Media	520,207	57,385,940
Remgro Ltd.	Diversified Financial Services	4,526,889	91,460,325
			168,331,198
South Korea 3.5%
Grand Korea Leisure Co. Ltd.	Hotels, Restaurants & Leisure	425,470	16,918,780
Hyundai Development Co.	Construction & Engineering	340,671	13,788,949
Samsung Electronics Co. Ltd.	Technology Hardware, Storage &
	Peripherals	17,192	19,295,064
SK Innovation Co. Ltd.	Oil, Gas & Consumable Fuels	188,384	14,482,148
			64,484,941
Sweden 0.4%
Oriflame Cosmetics SA, SDR	Personal Products	411,978	7,101,199

Switzerland 1.3%
Compagnie Financiere Richemont SA	Textiles, Apparel & Luxury Goods	286,418	23,506,888

Taiwan 2.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor
	Equipment	11,650,000	45,956,608

Thailand 11.6%
Kasikornbank PCL, fgn.	Banks	4,219,200	30,439,118
Land and Houses PCL, fgn.	Real Estate Management &
	Development	63,965,000	20,509,820
PTT Exploration and Production PCL, fgn.	Oil, Gas & Consumable Fuels	2,674,900	13,195,129
PTT PCL, fgn.	Oil, Gas & Consumable Fuels	2,605,100	28,914,321
Quality Houses PCL, fgn.	Real Estate Management &
	Development	91,101,300	11,852,859

Templeton Developing Markets Trust
Statement of Investments, September 30, 2014 (unaudited) (continued)
Siam Commercial Bank PCL, fgn.	Banks	12,569,500	70,530,260
Thai Beverage PCL, fgn.	Beverages	65,889,200	39,513,376
			214,954,883
Turkey 2.2%
Akbank TAS	Banks	6,398,000	20,849,910
Tupras-Turkiye Petrol Rafinerileri AS	Oil, Gas & Consumable Fuels	402,780	8,093,103
Turkiye Garanti Bankasi AS	Banks	3,677,265	12,920,251
			41,863,264
United Arab Emirates 0.7%
Emaar Properties PJSC	Real Estate Management &
	Development	3,982,919	12,524,732
United Kingdom 3.2%
Unilever PLC	Food Products	1,424,618	59,706,602
United States 1.7%
Avon Products Inc.	Personal Products	2,562,042	32,281,729
Total Common Stocks (Cost $1,485,021,693)			1,718,351,823
Direct Equity Investments (Cost $2,706,336) 0.1%
Vietnam 0.1%
[e,f,g] Mayfair Hanoi, Ltd., 37.50% equity owned through HEA Holdings Ltd., a wholly owned	Real Estate Management &
investment	Development	—	1,387,494
Participatory Notes (Cost $7,125,918) 0.6%
Saudi Arabia 0.6%
[d]HSBC Bank PLC, Etihad Etisalat Co., 144A, 12/05/14	Wireless Telecommunication
	Services	451,577	10,863,607
Preferred Stocks 4.5%
Brazil 3.6%
Petroleo Brasileiro SA, ADR, pfd.	Oil, Gas & Consumable Fuels	2,548,500	37,947,165
Vale SA, ADR, pfd., A	Metals & Mining	2,963,100	28,771,701
			66,718,866
Chile 0.9%
Embotelladora Andina SA, pfd., A	Beverages	6,091,964	16,702,869
Total Preferred Stocks (Cost $91,968,980)			83,421,735
Total Investments before Short Term Investments (Cost $1,586,822,927)			1,814,024,659

Short Term Investments 2.3%
Money Market Funds (Cost $41,885,104) 2.2%
United States 2.2%
[b,h]Institutional Fiduciary Trust Money Market Portfolio		41,885,104	41,885,104
Investments from Cash Collateral Received for Loaned Securities (Cost
$1,579,500) 0.1%
Money Market Funds 0.1%
United States 0.1%
[i]BNY Mellon Overnight Government Fund, 0.026%		1,579,500	1,579,500
Total Investments (Cost $1,630,287,531) 100.0%			1,857,489,263
Other Assets, less Liabilities (0.0)%†			(622,221)
Net Assets 100.0%			$1,856,867,042

† Rounds to less than 0.1% of net assets.

Templeton Developing Markets Trust
Statement of Investments, September 30, 2014 (unaudited) (continued)
a Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At September 30, 2014, the aggregate value of these securities was $15,290,815, representing 0.82% of net assets.
b Non-income producing.
c A portion or all of the security is on loan at September 30, 2014.
d Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At
September 30, 2014, the aggregate value of these securities was $12,961,009, representing 0.70% of net assets.
e At September 30, 2014, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time.
f See Note 5 regarding restricted securities.
g See Note 6 regarding holdings of 5% voting securities.
h Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.
i The rate shown is the annualized seven-day yield at period end.

ABBREVIATIONS
Selected Portfolio

ADR American Depositary Receipt
GDR Global Depositary Receipt
SDR Swedish Depositary Receipt

Templeton Developing Markets Trust

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Templeton Developing Markets Trust (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds and non-registered money market funds are valued at the closing net asset value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Also, when the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. INCOME TAXES

At September 30, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$1,671,095,758
Unrealized appreciation	$274,135,045
Unrealized depreciation	(87,741,540)
Net unrealized appreciation (depreciation)	$186,393,505

4. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

The United States and other nations have imposed and could impose additional sanctions on certain issuers in Russia due to regional conflicts. These sanctions could result in the devaluation of Russia’s currency, a downgrade in Russian issuers’ credit ratings, or a decline in the value and liquidity of Russian stocks or other securities. Such sanctions could also adversely affect Russia’s economy, possibly forcing the economy into a recession. The Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, if the Fund holds the securities of an issuer that is subject to such sanctions, an immediate freeze of that issuer’s securities could result, impairing the ability of the Fund to buy, sell, receive or deliver those securities. There is also the risk that countermeasures could be taken by Russia’s government, which could involve the seizure of the Fund’s assets. These risks could affect the value of the Fund’s portfolio. While the Fund holds securities of certain companies recently impacted by the sanctions, the restrictions do not impact the existing investments in those issuers. At September 30, 2014, the Fund had 6.9% of its net assets invested in Russia.

5. RESTRICTED SECURITIES

At September 30, 2014, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, as follows:

Shares	Issuer	Acquisition Date	Cost	Value
	Mayfair Hanoi, Ltd., 37.50% equity ow ned through HEA Holdings Ltd.,
-	a w holly ow ned investment (Value is 0.07% of Net Assets)	10/31/96	$2,706,336	$1,387,494

6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Fund for the nine months ended September 30, 2014, were as shown below.

	Number of Shares			Number of Shares	Value at
	Held at Beginning	Gross	Gross	Held at End of	End of	Investment	Realized
Name of Issuer	of Period	Additions	Reductions	Period	Period	Income	Gain (Loss)
Controlled Affiliates [a]
Mayfair Hanoi, Ltd., 37.50% equity ow ned through HEA Holdings Ltd., a wholly owned investment (Value is 0.07% of Net Assets)
	-	-	-	-	$1,387,494	$680,000	$-

[a] Issuer in w hich the Fund ow ns 25% or more of the outstanding voting securities.

7. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:· Level 1 – quoted prices in active markets for identical financial instruments· Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)· Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of September 30, 2014, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Equity Investments:[a]
Russia	$55,796,575	$73,461,304	$-	$129,257,879
Vietnam	-	-	1,387,494	1,387,494
All Other Equity Investments[b]	1,672,515,679	-	-	1,672,515,679
Participatory Notes	-	10,863,607	-	10,863,607
Short Term Investments	41,885,104	1,579,500	-	43,464,604
Total Investments in Securities	$1,770,197,358	$85,904,411	$1,387,494	$1,857,489,263

[a]Includes common, preferred stocks as w ell as other equity investments.
[b]For detailed categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

8. NEW ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-matuirity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Mangement is currenly evaluating the impact, if any, of applying this provision.

9. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Developing Markets Trust

By /s/LAURA F. FERGERSON

    Laura F. Fergerson

    Chief Executive Officer –

    Finance and Administration

Date November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

    Laura F. Fergerson

    Chief Executive Officer –

    Finance and Administration

    Date November 25, 2014

By /s/MARK H. OTANI

    Mark H. Otani

    Chief Financial Officer and

 Chief Accounting Officer

    Date  November 25, 2014